Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Usage rights granted term	20 years
Amortization expenses	$ 2,189
Trademark [Member]
Intangible Assets [Line Items]
Usage rights granted term	20 years